Deferred Acquisition Costs and Deferred Sales Inducement Costs - Deferred Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Balances of and changes in DAC
Beginning balance	$ 2,821	[1]	$ 2,812		$ 2,673
Capitalization of acquisition costs	179		254		216
Amortization	(241)	[2]	(245)	[2]	(264)
Amortization, excluding the impact of valuation assumptions review					(164)
Amortization, impact of valuation assumptions review					(100)
Impact of change in net unrealized (gains) losses on securities					(117)
Ending balance	2,759	[1]	2,821	[1]	2,812
Variable Annuities
Balances of and changes in DAC
Beginning balance	1,678		1,713
Capitalization of acquisition costs	39		110
Amortization	(135)		(145)
Ending balance	1,582		1,678		1,713
Structured Variable Annuities
Balances of and changes in DAC
Beginning balance	91		26
Capitalization of acquisition costs	73		71
Amortization	(15)		(6)
Ending balance	149		91		26
Fixed Annuities
Balances of and changes in DAC
Beginning balance	53		61
Capitalization of acquisition costs	0		0
Amortization	(8)		(8)
Ending balance	45		53		61
Fixed Indexed Annuities
Balances of and changes in DAC
Beginning balance	7		8
Capitalization of acquisition costs	0		0
Amortization	(1)		(1)
Ending balance	6		7		8
Universal Life Insurance
Balances of and changes in DAC
Beginning balance	125		131
Capitalization of acquisition costs	1		3
Amortization	(8)		(9)
Ending balance	118		125		131
Variable Universal Life Insurance
Balances of and changes in DAC
Beginning balance	512		505
Capitalization of acquisition costs	55		54
Amortization	(46)		(47)
Ending balance	521		512		505
Indexed Universal Life Insurance
Balances of and changes in DAC
Beginning balance	248		257
Capitalization of acquisition costs	5		9
Amortization	(17)		(18)
Ending balance	236		248		257
Other life insurance
Balances of and changes in DAC
Beginning balance	3		3
Capitalization of acquisition costs	0		0
Amortization	0		0
Ending balance	3		3		3
Life Contingent Payout Annuities
Balances of and changes in DAC
Beginning balance	1		0
Capitalization of acquisition costs	1		1
Amortization	0		0
Ending balance	2		1		0
Term and Whole Life Insurance
Balances of and changes in DAC
Beginning balance	19		19
Capitalization of acquisition costs	1		2
Amortization	(2)		(2)
Ending balance	18		19		19
Disability Insurance
Balances of and changes in DAC
Beginning balance	84		89
Capitalization of acquisition costs	4		4
Amortization	(9)		(9)
Ending balance	79		84		89
Previously Reported
Balances of and changes in DAC
Beginning balance	2,757		2,508
Amortization	(196)		(112)
Ending balance	3,141		2,757		2,508
Previously Reported | Variable Annuities
Balances of and changes in DAC
Beginning balance			1,671
Ending balance					1,671
Previously Reported | Structured Variable Annuities
Balances of and changes in DAC
Beginning balance			22
Ending balance					22
Previously Reported | Fixed Annuities
Balances of and changes in DAC
Beginning balance			43
Ending balance					43
Previously Reported | Fixed Indexed Annuities
Balances of and changes in DAC
Beginning balance			7
Ending balance					7
Previously Reported | Universal Life Insurance
Balances of and changes in DAC
Beginning balance			100
Ending balance					100
Previously Reported | Variable Universal Life Insurance
Balances of and changes in DAC
Beginning balance			452
Ending balance					452
Previously Reported | Indexed Universal Life Insurance
Balances of and changes in DAC
Beginning balance			108
Ending balance					108
Previously Reported | Other life insurance
Balances of and changes in DAC
Beginning balance			(3)
Ending balance					(3)
Previously Reported | Life Contingent Payout Annuities
Balances of and changes in DAC
Beginning balance			0
Ending balance					0
Previously Reported | Term and Whole Life Insurance
Balances of and changes in DAC
Beginning balance			19
Ending balance					19
Previously Reported | Disability Insurance
Balances of and changes in DAC
Beginning balance			89
Ending balance					89
Effect of shadow reserve adjustments
Balances of and changes in DAC
Beginning balance	64		304
Amortization	(45)		(133)
Ending balance	$ (382)		64		304
Effect of shadow reserve adjustments | Variable Annuities
Balances of and changes in DAC
Beginning balance			42
Ending balance					42
Effect of shadow reserve adjustments | Structured Variable Annuities
Balances of and changes in DAC
Beginning balance			4
Ending balance					4
Effect of shadow reserve adjustments | Fixed Annuities
Balances of and changes in DAC
Beginning balance			18
Ending balance					18
Effect of shadow reserve adjustments | Fixed Indexed Annuities
Balances of and changes in DAC
Beginning balance			1
Ending balance					1
Effect of shadow reserve adjustments | Universal Life Insurance
Balances of and changes in DAC
Beginning balance			31
Ending balance					31
Effect of shadow reserve adjustments | Variable Universal Life Insurance
Balances of and changes in DAC
Beginning balance			53
Ending balance					53
Effect of shadow reserve adjustments | Indexed Universal Life Insurance
Balances of and changes in DAC
Beginning balance			149
Ending balance					149
Effect of shadow reserve adjustments | Other life insurance
Balances of and changes in DAC
Beginning balance			6
Ending balance					6
Effect of shadow reserve adjustments | Life Contingent Payout Annuities
Balances of and changes in DAC
Beginning balance			0
Ending balance					0
Effect of shadow reserve adjustments | Term and Whole Life Insurance
Balances of and changes in DAC
Beginning balance			0
Ending balance					0
Effect of shadow reserve adjustments | Disability Insurance
Balances of and changes in DAC
Beginning balance			$ 0
Ending balance					$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.